Marketable Securities and Derivatives - Derivative Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on derivatives (Note 19)	$ (19,951)	$ 12,758
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59,382	53,582
Additions	6,000	2,500
Disposals	(18,151)	(9,042)
Repayment	(997)	(416)
Unrealized loss on changes in fair value	(20,494)	14,100
Foreign exchange	543	(1,342)
Ending balance	26,283	59,382
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(20,494)	14,100
Unrealized gain (loss) on derivatives (Note 19)	(19,951)	12,758
TGOD | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	1,132
Additions	0	0
Disposals	0	0
Repayment	0	0
Unrealized loss on changes in fair value	0	(1,132)
Foreign exchange	0	0
Ending balance	0	0
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	0	(1,132)
Unrealized gain (loss) on derivatives (Note 19)	0	(1,132)
ACI | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,661	3,178
Additions	0	0
Disposals	0	0
Repayment	0	0
Unrealized loss on changes in fair value	(4,243)	2,483
Foreign exchange	0	0
Ending balance	1,418	5,661
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(4,243)	2,483
Unrealized gain (loss) on derivatives (Note 19)	(4,243)	2,483
Choom | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,151	20,499
Additions	6,000	0
Disposals	(18,151)	0
Repayment	0	0
Unrealized loss on changes in fair value	(6,000)	(2,348)
Foreign exchange	0	0
Ending balance	0	18,151
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(6,000)	(2,348)
Unrealized gain (loss) on derivatives (Note 19)	(6,000)	(2,348)
Investee-B | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14,393	16,102
Additions	0	0
Disposals	0	0
Repayment	0	0
Unrealized loss on changes in fair value	(975)	(367)
Foreign exchange	543	(1,342)
Ending balance	13,961	14,393
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(975)	(367)
Unrealized gain (loss) on derivatives (Note 19)	(432)	(1,709)
High Tide | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,665	12,660
Additions	0	0
Disposals	0	(9,042)
Repayment	(997)	(416)
Unrealized loss on changes in fair value	(9,226)	15,463
Foreign exchange	0	0
Ending balance	8,442	18,665
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(9,226)	15,463
Unrealized gain (loss) on derivatives (Note 19)	(9,226)	15,463
Investee-C | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,512	0
Additions	0	2,500
Disposals	0	0
Repayment	0	0
Unrealized loss on changes in fair value	(50)	12
Foreign exchange	0	0
Ending balance	2,462	2,512
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	(50)	12
Unrealized gain (loss) on derivatives (Note 19)	(50)	12
Other immaterial investments | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	11
Additions	0	0
Disposals	0	0
Repayment	0	0
Unrealized loss on changes in fair value	0	(11)
Foreign exchange	0	0
Ending balance	0	0
Unrealized gain (loss) on derivatives (Note 19)
Unrealized gain (loss) on changes in fair value	0	(11)
Unrealized gain (loss) on derivatives (Note 19)	$ 0	$ (11)